     As filed with the Securities and Exchange Commission on March 29, 2002

                                               File Nos. 333-92935 and 811-09729

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                       Post-Effective Amendment No. 15                       [X]


                                     and/or


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                              Amendment No. 15                               [X]


                        (Check appropriate box or boxes)

                                iShares(R) Trust
                                ----------------

               (Exact Name of Registrant as Specified in Charter)

                       c/o Investors Bank & Trust Company
                              200 Clarendon Street
                                Boston, MA 02116
                                ----------------

                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code: (415) 597-2000

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and Address of Agent for Service)

                                 With Copies to:
       W. JOHN MCGUIRE, ESQ.                     RICHARD MORRIS, ESQ.
       MORGAN, LEWIS & BOCKIUS LLP               BARCLAYS GLOBAL INVESTORS; N.A.

       1111 Pennsylvania Ave., N.W.              45 FREMONT STREET
       WASHINGTON, DC 20004                      San Francisco, CA 94105


It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to      [_] On (date) pursuant to
       paragraph (b)                               paragraph (b)
[X] 60 days after filing pursuant to         [_] On (date) pursuant to paragraph
       paragraph (a)(1)                            (a)(1)
[_] 75 days after filing pursuant to         [_] On (date) pursuant to paragraph
       paragraph (a)(2)                            (a)(2) of Rule 485
If appropriate, check the following box:

[_] The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitations of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any state.

--------------------------------------------------------------------------------

iShares(R)                                                             1 of 150

iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called "Funds." Each fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular bond index compiled by Lehman Brothers. Barclays Global Fund Advisors is the advisor to each fund. This prospectus relates to the following Funds (each a "Fund" and collectively the "Funds"):

                  iShares Lehman Corporate Bond Fund

The shares of iShares Trust Funds, called "iShares(R)", are listed and traded on national securities exchanges (each a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems iShares at NAV only in large blocks generally of 50,000 iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                      Prospectus dated_______________, 2002

--------------------------------------------
An investment in a Fund is not a bank
deposit and is not insured by the
Federal Deposit Insurance Corporation or
any other government agency.
--------------------------------------------

Table of Contents

Details on Investing      Overview.............................................
      in iShares

                          Introduction.........................................
                          Investment Objective.................................
                          Principal Investment Strategies......................
                          Replication..........................................
                          Representative Sampling..............................
                          Correlation..........................................
                          Industry Concentration Policy........................
Details on the Risks of   Principal Risk Factors Common to All Funds...........
   Investing in iShares
                          Market Risk
                          Asset Class Risk.....................................
                          Passive Investments..................................
                          Tracking Error Risk..................................
                          Lack of Governmental Insurance or Guarantee..........
                          Concentration........................................
                          Derivatives
                          Market Trading Risks.................................
                              Absence of Prior Active Market...................
                              Lack of Market Liquidity.........................
                              iShares May Trade at Prices Other than NAV.......

Details on Each           Description of iShares Fixed Income
   iShares Fund               Index Funds......................................


                          iShares Lehman Corporate Bond Fund...................

Details on Management     Management...........................................
    and Operations

                          Investment Advisor...................................
                          Administrator, Custodian, Transfer Agent
                              and Securities Lending Agent.....................

Details on Buying and     Shareholder Information..............................
    Selling iShares.

                          Buying and Selling iShares...........................
                          Book Entry...........................................
                          iShare Prices........................................
                          Determining NAV......................................
                          Dividends and Distributions..........................
                          Taxes................................................
                          Taxes on Distributions...............................
                          Taxes when iShares are Sold on the AMEX..............
                          Creations and Redemptions............................
                          iShares Index Funds Transaction Fees.................

                          Distribution.........................................

                          Index Provider.......................................

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares of each Fund. It contains important facts about the iShares Trust as a whole and each Fund, in particular.

An index is a group of securities that an index provider selects as representative of a market, market segment or specific industry sector. The index provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). Barclays Global Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with any of the Index providers:

      Lehman Brothers, a leading global financial firm, serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular bond, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor bond selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund will invest at least 90% of its total assets in the bonds of its Underlying Index. However, the Fund may at times invest up to 20% of its assets in bonds not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index and which are either (i) included in the broader index upon which such Underlying Index is based (i.e. the Lehman Credit Index); or (ii) new issues entering or about to enter the Underlying Index or the broader index upon which such Underlying Index is based, as well as in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents.

BGFA uses two basic indexing strategies Replication and Representative Sampling as described below. The Description of iShares Funds sections indicates the strategy of each Fund.

Replication

"Replication" is investing in substantially all of the bonds in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of bonds in the Underlying Index, which have a similar investment profile as the Underlying Index. Bonds selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the bonds that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of such Fund. Some or all of these risks may adversely affect a Fund's net asset value ("NAV"), trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from net asset value.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's bonds and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of each Fund. Each Fund's returns may therefore deviate from those of its Underlying Index.

Lack of Governmental Insurance or Guarantee

An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Trading Risks

Absence of Prior Active Market

      Although the iShares described in this Prospectus are listed for trading on a Listing Exchange, such as the American Stock Exchange LLC ("AMEX"), New York Stock Exchange, Inc. ("NYSE"), or Chicago Board Options Exchange ("CBOE"), there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

      Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

      iShares may trade below, at, or above their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

      Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

Description of iShares Funds

..     iShares Lehman Corporate Bond Fund

Lehman Brothers and Lehman Brothers Credit Index are [service marks/trademarks] of Lehman Brothers. The Funds that are based on the Lehman Brothers indices are not sponsored, endorsed, sold or promoted by Lehman Brothers, and Lehman Brothers makes no representations regarding the advisability of investing in iShares.

iShares Lehman  Corporate Bond Fund

CUSIP: _____________
AMEX Trading Symbol: ______________
Underlying Index: Lehman VLI Index
--------------------------------------------------------------------------------

Investment Objective

The iShares Lehman Corporate Bond Fund (the "Fund") seeks results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade corporate bond market as measure by Lehman Credit VLI Index (the "Index") or ("VLI Index").

Principal Investment Strategy

The Lehman VLI Index consists of liquid, investment grade U.S. corporate and non-corporate bonds. The bonds in the Index are denominated in U.S. dollars. The non-corporate bonds in the Index may include U.S. registered bonds issued by foreign governments and supranational agencies, such as the Inter-American Development Bank and the International Bank for Reconstruction and Development. The Index includes investment grade, non-convertible bonds that have more than $1.5 billion par value outstanding, have been outstanding for less than three years, have more than one year remaining to maturity are fixed rate and are non-convertible. The Lehman VLI Index is a subset of the Lehman Index, an index of approximately 4,000 bonds. The VLI Index consists of the largest and most recently issued bonds in the Credit Index. As of December 31, 2001 there were approximately 84 bonds in the VLI Index. The Fund uses a Representative Sampling strategy to try to track the Index.

Fund Fact Sheets listing the Fund's top ten holdings and industry breakdown as of a recent date are available at www.iShares.com.

Principal Risks Specific to the Fund

..     The price of bonds may fall because of a rise in interest rates.

..     The value of individual bonds may fall with the decline in an issuer's real or apparent ability to meet its financial obligations.

..     The longer a bond's maturity, the greater the risk that its value may fall in response to economic events or trends.

..     Issuers may be unable to make interest payments or repay principal on time and the bond could lose all or some of its value, or pay less interest.

..     The bonds in the Index may underperform equity investments and fixed income indices that track other markets, segments and sectors.

..     Prices of bonds may fall in response to economic events or trends or in response to a single issuer such as a downgrade in the issuer's credit rating or business prospects.

..     The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer securities than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
         (fees paid directly from your investment, but see the
         Creation Transaction Fees and Redemption Transaction
         Fees discussion below)                                             None

Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                    ___%
         Distribution and Service (12b-1) Fees                              None
         Other Expenses***                                                  None
================================================================================
Total Annual Fund Operating Expenses                                        ___%
================================================================================

        * You will incur customary brokerage commissions when buying or selling shares of the Fund.

       **   Expressed as a percentage of average net assets.

      *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year              3 Years

$____                $____

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of generally [50,000 shares] or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of ________, 2002 was $_______. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $ on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, and $_______ if the Creation Unit is redeemed after three years.

----------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

BGFA will receive fees from each Fund based on rates of each Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                              Management Fee
------------------                                              --------------

iShares Lehman Corporate Bond Fund                                    __%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of _______, 2002, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $___ billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds portfolios may also invest.

Administrator, Custodian, Transfer Agent and Securities Lending Agent

Investors Bank & Trust Company ("IBT") is the administrator, custodian, transfer agent and securities lending agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling iShares

iShares trade on exchanges during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 (Eastern time) every day the exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units, as discussed in the Creations and Redemptions section.

iShares trade under the ticker symbols listed in this Prospectus.

Each Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. The Fund may invest in shares of money market funds affiliated with BGFA.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on a Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of iShares of the Fund will be disseminated every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Determining NAV

IBT calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4 p.m. Eastern time) every day the AMEX is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. IBT values the securities at their current market prices. If such prices are not readily available, IBT uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least monthly and may pay them on a more frequent basis. All the Funds distribute their net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares would be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

..     Each Fund makes distributions, and

..     You sell iShares.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by each Fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

Dividends paid out of a Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Each Fund must withhold 31% of a shareholder's distributions and proceeds if the shareholder has not provided a correct taxpayer identification number or social security number in the manner required by law.

Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of [50,000] iShares. Each "creator" enters into an authorized participant agreement with SEI Investment Distribution Company, the Funds' distributor, and deposits into the applicable Fund a portfolio of bonds closely approximating the holdings of the Fund and a specified amount of cash in exchange for [50,000] iShares.

Similarly, iShares can only be redeemed in Creation Units of [50,000] iShares, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is a DTC Participant and have the ability to clear through the Fed System. Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

iShares Index Funds Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions for all Funds made for cash (when cash creations and redemptions are available or specified) will be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of ________________, 2002, the approximate cost of one Creation Unit per Fund, including the creation transaction fee.

                                             Approximate
                                              Value of a
                                            Creation Unit     Standard        Maximum
                                                as of         Creation/      Creation/
                                                  ,          Redemption      Redemption
                                              _______,      Transaction     Transaction
Name of Fund                                    2002            Fee             Fee
------------                                  --------      -----------     -----------
iShares Lehman  Corporate Bond Fund          $________         $____           $____

Possible Claim

A United States patent holder has notified the Trust that it believes that the manner of the Trust's operation results in the Trust, possibly in conjunction with others, engaging in the act of infringement of such patent and has suggested that the Trust, or one or more of its service providers enter into a license agreement with it and pay it substantial fees. Payment of such fees by the Trust could materially adversely affect the expense ratios of the Fund. In August 2000 the AMEX commenced an action seeking a declaratory judgment that its activities with respect to exchange traded funds, including the Trust, do not infringe on the patent holder's patents. The patent holder has counterclaimed alleging that such activities infringe on its patent. The Trust is not a party to this action. The Trust believes it has valid defenses to any potential patent infringement claim by the patent holder.

Distribution

SEI Investments Distribution Company serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Index Provider

Lehman Brothers, an innovator in global finance, serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The Firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world.

Disclaimers

The iShares Trust is not sponsored, endorsed, sold or promoted by Lehman Brothers ("LB"). LB makes no representation or warranty, express or implied, to the owners of the iShares or any member of the public regarding the advisability of investing in securities generally or in iShares, particularly or the ability of the LB Indices to track general market performance. The LB Indices on which the Funds are based are determined, composed and calculated by LB without regard to BGI, BGFA or the Funds. LB has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the LB Indices. LB is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares. LB has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Although LB obtains information for inclusion or use in the calculation of the LB Indices from sources that LB considers reliable, LB does not guarantee the accuracy and/or the completeness of the LB Indices or any data included therein. LB shall have no liability for any errors, omissions, or interruptions therein. LB makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the LB Indices or any data included therein. LB makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the LB Indices or any data included therein. Without limiting any of the foregoing, in no event shall LB have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) resulting from the use of the LB Indices or any data included therein, even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the various Underlying Indices or the ability of the Underlying Indices identified herein to track market performance. The Underlying Indices identified herein are determined, composed and calculated by LB without regard to the iShares of any Fund. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Indices, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The Listing Exchange has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of any Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the iShares of any Fund, or any other person or entity from the use of the Underlying Indices or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Copies of the Prospectus can be found on our web site at www.iShares.com.

For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Funds or iShares or you wish to obtain the SAI free of charge, please:

           Call:     1-800-iShares
                     Monday through Friday
                     8:00 a.m. to 8:00 p.m. (Eastern time)

           Write:    iShares Trust
                     c/o SEI Investments Distribution Company
                     1 Freedom Valley Drive
                     Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The iShares Trust's registration number under the Investment Company Act of 1940 is 811-09729.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                    Investment Company Act File No. 811-09729 iShares Trust

Statement of Additional Information for

iShares Lehman Corporate Bond Fund

Dated _______________, 2002

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated __________, 2002 (the "Prospectus") of iShares Trust (the "Trust") for the funds listed above (each a "Fund" and collectively the "Funds"), as such Prospectus may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Company, at 1 Freedom Valley Drive, Oaks, PA 19456 or calling 1-800-iShares.

Table of Contents

General Description of the Trust and its Funds..................................
Exchange Listing and Trading....................................................
Investment Strategies and Risks.................................................
Lack of Diversification of Certain Funds........................................
Loans of Portfolio Securities...................................................
Repurchase Agreements...........................................................
Reverse Repurchase Agreements...................................................
Currency Transactions...........................................................
Money Market Instruments........................................................
Foreign Securities..............................................................
Investment Companies, REITs.....................................................
Illiquid Securities.............................................................
Futures and Options.............................................................
Options on Futures Contracts....................................................
Restrictions on the Use of Futures Contracts and Options on Futures Contracts...
Swap Agreements.................................................................
Future Developments.............................................................
General Considerations and Risks................................................
Risks of Futures and Options Transactions.......................................
Risks of Swap Agreements........................................................
Construction and Maintenance Standards for the Underlying Indices...............
Index Dissemination.............................................................
The Lehman Indices Generally....................................................
Lehman  VLI Index...............................................................
Investment Limitations..........................................................
Continuous Offering.............................................................
Management......................................................................
Trustees and Officers...........................................................
Remuneration of Trustees and Officers...........................................
Investment Advisor..............................................................
Administrator, Custodian, Transfer Agent and Securities Lending Agent...........
Distributor.....................................................................
Index Providers.................................................................
Brokerage Transactions..........................................................
Additional Information Concerning the Trust.....................................
Capital Stock...................................................................
Book Entry Only System..........................................................
DTC Acts as Securities Depository for the iShares...............................
Creation and Redemption of Creation Unit Aggregations...........................
Creation........................................................................
Fund Deposit....................................................................
Procedures for Creation of Creation Unit Aggregations...........................
Placement of Creation Orders for the Funds .....................................
Acceptance of Orders for Creation Unit Aggregations.............................
Creation Transaction Fee........................................................
Redemption of iShares in Creation Unit Aggregations.............................
Redemption Transaction Fee......................................................
Placement of Redemption Orders for the Funds....................................
Foreign Market Hours............................................................
Regular Holidays................................................................
Taxes...........................................................................
Federal Tax Treatment of Futures and Options Contracts..........................
Determination of NAV............................................................

Dividends and Distributions.....................................................
General Policies................................................................
Dividend Reinvestment Service...................................................
Performance and Other Information...............................................
Miscellaneous Information.......................................................
Counsel.........................................................................
Independent Auditors............................................................
Financial Statements............................................................
Report of Independent Accountants...............................................

General Description of the Trust and its Funds

The Trust currently consists of over 50 investment portfolios (each a "fund" and collectively the "funds"). The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series or portfolios. Each fund in the Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This Statement of Additional Information relates solely to the following funds (each a "Fund and collectively the "Funds"):

..     iShares Lehman Corporate Bond Fund

The shares of each Fund are referred to herein as "iShares."

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an "Underlying Index") representing a segment of the U.S. bond market . Each Fund is managed by Barclays Global Fund Advisors ("BGFA").

Each Fund offers and issues iShares at their net asset value ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of fixed income securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in the Prospectus and SAI are listed and traded on national securities exchanges (each, a "Listing Exchange"). The American Stock Exchange LLC (the "AMEX"), the New York Stock Exchange , Inc. (the "NYSE") and the Chicago Board Options Exchange (the "CBOE") are each referred to herein as a Listing Exchange. iShares will trade on one or more Listing Exchanges at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation units are for a specified number of shares, generally [50,000].

The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 110% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of iShares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the iShares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the iShares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the iShares of a Fund from Listing and trading upon termination of such Fund.

As in the case of other publicly traded securities, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund. However, the ratio of a Fund's NAV to its Underlying Index would change in such instance.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing in fixed income securities that comprise the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Some Funds will engage in Replication, by which they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other Funds will engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics, fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

                  Funds that Use Representative Sampling
                  --------------------------------------
                  iShares Lehman Corporate Bond Fund

Each Fund will invest at least 90% of its total assets in the bonds of its Underlying Index. However, the Fund may at times invest up to 20% of its assets in bonds not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index and which are either (i) included in the broader index upon which such Underlying Index is based (i.e. Lehman Credit Index) or (ii) new issues entering or about to enter the Underlying Index or the broader index upon which such Underlying Index is based, as well as in futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents. The following examples illustrate the circumstances in which a Fund would hold securities not included in its Underlying Index. First, the Fund may hold such securities in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (such as index rebalances), . Second, the Fund may hold securities that have been recently deleted from its Underlying Index due to various corporate action and index rebalancing. Third, the Fund may invest in securities outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code").

Representative Sampling is used for those Funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors which BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index's performance with the accuracy achieved by Replication. Each Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

                  Non-Diversified Funds
                  ---------------------
                  iShares Lehman Corporate Bond Fund

A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. A nondiversified Fund may also concentrate its investments in a particular industry or group of industries, as noted in the descriptions of such Fund. The securities of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index of such a Fund and, consequently, its investment portfolio. This may adversely affect its performance or subject its iShares to greater price volatility than that experienced by more diversified investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Bonds. Each Fund invests almost exclusively in dollar-denominated bonds. Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

U.S. Government Obligations. Each Fund may invest in various types of U.S Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Investors Bank and Trust serves as the lending agent for the Funds and as such, shares in any net income earned by a Fund. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 30% of a Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations there under or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan be made subject to termination by a Fund at any time; and (iii) a Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, each Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The custodian bank will maintain a separate account for each Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Foreign Securities. The Fund may purchase, U.S. registered dollar-denominated bonds of foreign corporations, governments, agencies and supra-national entities.

Investing in U.S. registered, dollar denominated bonds issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. Each Fund may invest in shares of money market funds affiliated with BGFA.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into futures contracts on U.S. Treasuries, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. No Fund will use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each. Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, each Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of each Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, each Fund will not purchase options to the extent that more than 5% of the value of such Fund's total assets would be invested in premiums on open put option positions.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with each Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of the risks associated with an investment in a Fund is contained in the Prospectus in the Principal Risk Factors Common to All Funds and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor (e.g. a Fund may not receive the net amount of payments that it contractually is entitled to receive).

Construction and Maintenance Standards for the Underlying Indices

Index Dissemination. The approximate value of each Fund (the IOPV) will be disseminated every fifteen seconds throughout the trading day. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of a Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.

Brief descriptions of the Underlying Indices on which the Funds are based are provided below.

The Lehman Indices Generally

Component Selection Criteria. The Lehman Credit VLI Index is a market-weighted index that includes the largest bond issues of issuers that meet the index criteria. The Index includes credit securities that have more than 1 year remaining to maturity, are non-convertible, are denominated in US dollars, are rated investment grade (Baa3 or better) by Moody's Investors Service, are fixed rate, have more than 1.5 billion par outstanding, and have been outstanding for less than 3 years since their issue date.

Issue Changes. New issues are added to the Lehman VLI Index at the end of the month in which they qualify for inclusion in the Lehman VLI Index. Bonds exit the Lehman VLI Index at the end of the month in which they no longer qualify under the rules for inclusion in the Lehman VLI Index. Current requirements for entry into the Lehman VLI Index are that a bond must be included in the broad Lehman Credit Index, must have an issue size greater than $1.5 billion, and must have been issued within the past three years. When an issuer has more than one bond outstanding that would qualify for the Lehman VLI Index, generally the largest issue is chosen for inclusion to allow for more diversity of issuers in the Lehman VLI Index.

Index Maintenance. The Index constituents are updated on the last calendar day of each month. The universe of Index constituents is not adjusted for securities that become ineligible for inclusion in the Index during the month (e.g., because of downgrades or called bonds) or for issues that are newly eligible (e.g., up-grades or newly issued bonds).

The Lehman Brothers Indices are valued using end of day bid side prices, as marked by Lehman Brothers. Intra-month cash flows contribute to monthly returns, but they are not reinvested during the month and do not earn a reinvestment return. Total returns are calculated based on the sum of price changes, gain/loss on repayments of principal, and coupon received or accrued, expressed as a percentage of beginning market value. The Lehman Brothers Indices are calculated continuously and are available from major data vendors.

Lehman VLI Index

Number of Components: Approximately 64

Index Description. The Lehman VLI Index (VLI stands for "very liquid Index") is a rules based subset of the Lehman Credit Index. The VLI Index consists of the largest and most recently issued bonds in the Lehman Credit Index. The Lehman Credit Index had an Inception date of January 1, 1973, and historical returns of the Lehman VLI Index are available since January 1,1994.

The Lehman Credit Index represents the credit securities of the US investment grade bond market. As of February 1, 2002, there were approximately 3,947 issues included in the Credit Index, and 64 issues in the Lehman VLI Index

Investment Limitations

The Board has adopted as fundamental policies each Fund's investment objectives and investment restrictions, numbered one through six below. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund will:

1. Concentrate its investments (i.e. hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 30% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders there under, except as permitted under the 1940 Act and the rules, regulations and orders there under.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

..     The frequency of trades and quotes for the security;

..     The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

..     Dealer undertakings to make a market in the security; and

..     The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Funds on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a Prospectus. This is because the Prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a Prospectus-delivery obligation with respect to iShares are reminded that, under the Securities Act Rule 153, a Prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the Prospectus is available at the Listing Exchange upon request. The Prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. The Trust and iShares, Inc., , Master Investment Portfolio, Barclays Global Investors Funds, open-end management investment companies registered under the 1940 Act, are considered to be members of the same fund complex, as defined in 1940 Act. The Board currently consists of six (6) Trustees who oversee 77 funds within the complex with the exception of Richard K. Lyons who oversees 100 funds within the fund complex.. Trustees will hold office until their successors are duly elected and qualified. The Trustees denoted with an asterisk (*) are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust and the Funds.

------------------------------------------------------------------------------------------------------------------------------------
                                                 Principal Occupation(s)
Name (age) Address               Position        During the Past 5 Years                      Other Directorships Held by Director
------------------------------------------------------------------------------------------------------------------------------------
*Garrett F. Bouton (56)          Trustee         Managing Director and Chief Executive        Chairman of the Board of Directors
Barclays Global Investors        (since          Officer (since 1999) for BGI's Global        (since 1998) of BGFA; Director (since
45 Fremont Street                January 1,      Individual Investor Business; Global H.      1998) of BGI; Director of various
San Francisco, CA 94105          2002) and       R. Director (from1996 - 1999) for BGI.       Barclays subsidiaries (since 1997);
                                 President

*Nathan Most (87)                Trustee         Consultant to BGI (1998- present),
PO Box 193                       (since          American Stock Exchange (1996 -2000)and
Burlingame, CA 94011-0193        February 15,    the Hong Kong Stock Exchange (1998 to
                                 2000)           present); Consultant to the Amsterdam
                                                 Stock Exchange (1997-1998); Consultant
                                                 to the Pacific Stock Exchange
                                                 (1997-1998) Formerly Senior Vice
                                                 President American Stock Exchange (New
                                                 Product Development) (1976-1996)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons (41)            Trustee         Professor, University of California,         Board of Trustee: Matthews Asian Funds
                                 (since          Berkeley: Haas School of Business (Since     since 1995 (oversees 6 portfolios).
Haas School of Business,         February 15,    1993);
S545                             2000)
UC Berkeley
Berkeley, CA 94720-1900                          Consultant: IMF World Bank, Federal
                                                 Reserve Bank, Citibank N.A. (since 2000)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 Principal Occupation(s)
Name (age) Address             Position          During the Past 5 Years                  Other Directorships Held by Director
------------------------------------------------------------------------------------------------------------------------------------
George G.C. Parker (60)       Trustee (since     Dean Witter Distinguished Professor      Board of Directors: Affinity Group
Graduate School of            February 15,       of Finance (since 1994); Associate       (since 1998), Bailard, Biehl and
Business,                     2000)              Dean for Academic Affairs, Director      Kaiser, Inc. (since 1985),
Stanford University                              of MBA Program, Professor, Stanford      California Casualty Group of
521 Memorial Way,                                University: Graduate School of           Insurance Companies (since 1978),
Room K301                                        Business (Since 1993-2001);              Continental Airlines, Inc. (since
Stanford, CA 94305                                                                        1996), Community First Financial
                                                                                          Group (since 1995), Dresdner/RCM
                                                                                          Mutual Funds (1994-2002), Tyon
                                                                                          Ranch Company (since 1999)

John B. Carroll (65)          Trustee (since     Retired Vice President of                Former Trustee and Member of the
520 Main Street               January 1, 2002)   Investment Management (from              Executive Committee (since 1991) of
Ridgefield, CT  06877                            1984-2000) of Verizon Corporation;       The Common Fund Institutional
                                                 Advisory Board member of Ibbotson        Funds, a non-profit organization;
                                                 Assoc. (1992- 1998); former Vice         Member of Board of Managers of JP
                                                 Chairman and Executive Committee         Morgan Private Equity Funds
                                                 Member (since 1994-1998) of the
                                                 Committee on Investment of Employee
                                                 Benefit Assets of the Financial
                                                 Executive Institute;

W. Allen Reed (54)            Trustee (since     President, CEO (since 1994) of           Director (since 1994) of General
General Motors Investment     January 1, 2002)   General Motors Investment                Motors Investment Management
Management Corp.                                 Management Corporation;                  Corporation; Director (from 1995 to
767 Fifth Avenue                                                                          1998) of Taubman Centers, Inc. (a
New York, NY 10153                                                                        real estate investment trust);
                                                                                          Director (since 1992) of FLIR
                                                                                          Systems (an imaging technology
                                                                                          company); Director (since 1994) of
                                                                                          General Motors Acceptance
                                                                                          Corporation; Director (since 1994)
                                                                                          of GMAC Insurance Holdings, Inc.;
                                                                                          Director (since 1995) of Global
                                                                                          Emerging Markets Fund; Director
                                                                                          (since 2000) of Temple Inland
                                                                                          Industries; Chairman (since 1995)
                                                                                          of the Investment Advisory
                                                                                          Committee of Howard Hughes Medical
                                                                                          Institute.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 Principal Occupation(s)
Name (age) Address             Position          During the Past 5 Years                      Other Directorships Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Kranefuss (39)          Vice President    Chief Executive Officer of the Individual
Barclays Global Investors                        Investor Business of Barclays Global
45 Fremont Street                                Investors, N.A.;  Barclays Global
San Franicsco., CA 94105                         Investor Funds and Master Investment
                                                 Portfolio Board of Trustee (since
                                                 2001); The Boston Consulting Group
                                                 (until 1997).

Michael Latham (35)            Secretary,        Director of Mutual Fund Delivery in the
Barclays Global Investors      Treasurer and     U.S. Individual Investor Business (since
45 Fremont Street              Principal         2000); Head of Operations, BGI Europe
San Franicsco., CA 94105       Financial         (1997-2000);  Manager of Portfolio
                               Officer           Accounting group (1994-1997)

Donna M. McCarthy (34)         Assistant         Unit Director, (formerly Director) Mutual
Investors Bank and Trust       Treasurer         Fund Administration, Investors Bank
Company                                          and Trust Company Formerly, Manager,
200 Clarendon Street                             Business Assurance Group, Coopers &
Boston, MA 02116                                 Lybrand (1988-1994)

Sandra I. Madden (34)          Assistant         Associate Counsel, Mutual Fund
Investors Bank and Trust       Secretary         Administration, Investors Bank and
Company                                          Trust Company (since 1999)
200 Clarendon Street                             Formerly, Associate, Scudder Kemper
Boston, MA 02116                                 Investments, Inc. (1996-1999)


Susan C. Mosher (45)           Assistant         Senior Director & Senior Counsel, Mutual
Investors Bank and Trust       Secretary         Fund Administration, Investors Bank
Company                                          and Trust Company (since 1995)
200 Clarendon Street                             Formerly, Associate Counsel, 440
Boston, MA 02116                                 Financial Group (1992-1995)
------------------------------------------------------------------------------------------------------------------------------------

* Messrs Most and Bouton are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust and the Funds.

Fund Securities Holdings as of December 31,2001

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Aggregate Dollar Range
                                                                                                       of Equity Securities in All
                                                                                                          Registered Investment
                                                                                                          Companies Overseen by
                                                                       Dollar Range of Equity              Director in Family of
Name of Director                  Name of Index Fund                  Securities in the Fund               Investment Companies
----------------------------------------------------------------------------------------------------------------------------------
Garrett F. Bouton         iShares Russell 1000 Value                     $50,001 - $100,000                    Over $100,000
                          iShares Russell 2000 Value                          Over $100,000
                          iShares Dow Jones U.S. Technology                   Over $100,000
                          iShares S&P 500                                     Over $100,000
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
John B. Carroll           None                                               Not Applicable                   Not Applicable
----------------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons          iShares S&P 500                                       $1- $10,000                      $1- $10,000
----------------------------------------------------------------------------------------------------------------------------------
Nathan Most               iShares Russell 2000                                Over $100,000                    Over $100,000
                          iShares S&P Midcap 400                              Over $100,000
----------------------------------------------------------------------------------------------------------------------------------
George G.C. Parker        iShares Dow Jones U.S. Technology Sector         $10,001- $50,000                    Over $100,000
                          iShares MSCI France                              $10,001- $50,000
                          iShares MSCI South Korea                         $10,001- $50,000
                          iShares MSCI Mexico                              $10,001- $50,000
                          iShares MSCI Singapore                           $10,001- $50,000
                          iShares MSCI United Kingdom                      $10,001- $50,000
                          iShares Russell 1000 Value                          Over $100,000
                          iShares S&P 100 Index                          $50,001 - $100,000
                          iShares S&P Global 100                           $10,001- $50,000
                          iShares S&P MidCap 400/Barra Value               $10,001- $50,000
----------------------------------------------------------------------------------------------------------------------------------
W. Allen Reed             None                                               Not Applicable                   Not Applicable
----------------------------------------------------------------------------------------------------------------------------------

Relationship with the Investment Advisor and Related Companies

----------------------------------------------------------------------------------------------------------------------------------
                             Name of Owners
                          and Relationships
Name of Director              to Director            Company                  Title of Class        Percent of Class
----------------------------------------------------------------------------------------------------------------------------------
Garrett F. Bouton         Garrett F. Bouton          BGI                      Options               None (Not Exercised)
----------------------------------------------------------------------------------------------------------------------------------
John B. Carroll           None                       Not Applicable           Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons          None                       Not Applicable           Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------------
Nathan Most               None                       Not Applicable           Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------------
George G.C. Parker        None                       Not Applicable           Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------------
W. Allen Reed             None                       Not Applicable           Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------------

Remuneration of Trustees and Officers. The Trust pays each Trustee an annual fee of $32,500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee for the fiscal year ended July 31, 2001.

                                 Aggregate              Pension or
                                 Estimated              Retirement                                      Total Estimated
                                Compensation         Benefits Accrued          Estimated Annual           Compensation
                                  from the           As Part of Trust           Benefits Upon             from the Fund
Name of Trustee                    Trust                 Expenses                 Retirement            and Fund Complex
---------------                 ------------         ----------------          -----------------        ----------------
Garrett F. Bouton                      $0             Not Applicable.           Not Applicable.                     $0
John B. Carroll*                       $0             Not Applicable            Not Applicable                 $55,000
Richard K. Lyons                  $54,000             Not Applicable.           Not Applicable.                $54,000
Nathan Most*                      $54,000             Not Applicable.           Not Applicable.               $136,500*
George G.C. Parker                $54,000             Not Applicable.           Not Applicable.                $54,000
W.  Allen Reed*                        $0             Not Applicable.           Not Applicable.                $55,000
Thomas E. Flanigan**              $39,000             Not Applicable.           Not Applicable.                $39,000

* Includes compensation as Directors of iShares, Inc., an investment company with 22 investment portfolios also advised by BFGA

** Thomas E. Flanigan resigned from the Board of Trustees on November 15, 2000. No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

Board Committees. The Trust has a Nominating Committee, comprised of Messrs. Carroll, Lyons, Parker, and Reed, those Trustees who are not interested persons of the Trust, as the term is defined in the 1940 Act. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. During the fiscal year ended July 31, 2001, there was one meeting of the Nominating Committee.

The Trust has an Audit Committee, comprised of Messrs. Carroll, Lyons, Parker, and Reed, those Trustees who are not interested person of the Trust, as the term is defined in the 1940 Act. The Audit Committee, among other things, makes recommendations to the Board of Trustees with respect to the engagement of independent auditors and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Trust's financial operations. During the fiscal year ended July 31, 2001 there were two meetings of the Audit Committee.

Investment Advisor. BGFA serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions (which are included in NAV), distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA will be paid a management fee equal to each Fund's allocable portion of the percentage listed below of such Fund's aggregate net assets.

                                                                   Management
iShares Index Fund                                                    Fee
----------------------------------------------                     ----------
iShares Lehman Corporate Bond Fund                                    ___%

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, Barclays Global Investors, N.A. ("BGI"), and BGFA from controlling, or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

The Trust and BGFA have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. Investors Bank & Trust Co. ("IBT") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, IBT provides necessary administrative and accounting services for the maintenance and operations of the Trust and each Fund. In addition, IBT makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, IBT maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. IBT is required, upon the order of the Trust, to deliver securities held by IBT and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, IBT is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, IBT acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under a Securities Lending Agency Agreement with the Trust, IBT acts as the Trust's agent for the purpose of lending Trust securities to third parties. As compensation for the foregoing services, IBT receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly.

Distributor. SEI Investments Distribution Company is the Distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units Aggregations. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days' written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Participating Parties (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of iShares.

Index Providers. Each Fund will be based upon a particular equity market index compiled by Lehman Brothers, which is not affiliated with a Fund or with BGI or its affiliates.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

It is expected that the Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The Trust will not deal with affiliates in principal transactions unless permitted by the applicable rule or regulation or by exemptive order.

BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater tracking error. Since the Index is a measurement of the most liquid and recently issued bonds in the market, turnover for the index and Fund is expected to be high in order to maintain exposure to the most liquid bonds in the market. New bonds entering the index enter on the offered side of the market, so the principal risk to the fund from high turn over is increased tracking error of the Fund versus the index due to execution levels of trades versus index levels of bonds entering and leaving the index. The overall reasonableness of transaction costs is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning the Trust

Capital Stock. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of over 50 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds.

Each iShare issued by a Fund has a pro rata interest in the assets of the corresponding Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated there under. iShares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

The Trust does not have information concerning the beneficial ownership of iShares held by any Depository Trust Company ("DTC") Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Company, at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Fund and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC Acts as Securities Depository for the iShares. iShares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells iShares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the AMEX is open for business. As of the date of the Prospectus, the AMEX observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the "Deposit Securities"). Each Creation Unit Aggregation constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund's Underlying Index ("Fund Securities") and an amount of cash (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each such Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Securities of the relevant Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount ) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC for corporate bonds or the Federal Reserve System for U.S. Treasuries. The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant would be restricted under the securities law or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A DTC Participant who has executed a participant agreement that has been delivered to the Fund and accepted by the Distributor is referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Placement of Creation Orders for the Funds. Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate securities) by an Authorized Participant that has executed a Participant Agreement preapproved by BGFA and the Distributor. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than [3:00 p.m.], Eastern time, on the date of settlement (the "Settlement Date"). All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to IBT through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by IBT no later than [3:00 p.m.], Eastern time, on the Settlement Date. If the Cash Component and the Deposit Securities are not received by [3:00 p.m.] the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Unit Aggregations of the Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 110% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date and the federal funds in the appropriate amount are deposited with IBT by [3:00 p.m.], Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by [3:00 p.m.]. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting there from. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 110% of the daily marked to market value of the missing Deposit Securities. In the event of failure to deliver the missing Deposit Securities the Trust may buy in securities according to industry standard buy in procedures. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by IBT or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. Therefore, Authorized Participants will be required to provide collateral to cover the failed delivery of Deposit Securities in connection with an "in-kind" creation of iShares.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the Listing Exchange for that date by IBT, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, IBT, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC's CNS, Federal Reserve, IBT or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, IBT, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of iShares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the creation transaction fee for the Fund.

                                                                      Maximum
                                                                      Creation
                                                                    Transaction
Name of Fund                                             Amount         Fee*
-----------------------------------------                ------     -----------
iShares Lehman  Corporate Bond Fund                         $            $

* If a Creation Unit is purchased or redeemed for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund only on a Business Day. A Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the AMEX is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the AMEX is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the redemption transaction fee for each of the Funds.

                                                                       Maximum
                                                                     Redemption
                                                                     Transaction
Name of Fund                                            Amount           Fee*
------------------------------------------              ------       -----------
iShares Lehman  Corporate Bond Fund                       $               $

* If a Creation Unit is purchased or redeemed or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Placement of Redemption Orders for the Funds . To be eligible to place redemption orders for Creation Unit Aggregations of the Funds an entity must be a DTC Participant that has executed a Participant Agreement.. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC (for corporates) and the Fed (for the Balancing Amount and government securities) to IBT no later than [3:00 p.m.], Eastern time, on the third Business Day immediately following such Transmittal Date and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Distributor, on behalf of the Fund, at or prior to the closing time of the regular trading session on the AMEX on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing iShares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of collateral having a value (marked to market daily) at least equal to 110% of the value of the missing iShares. The current procedures for collateralization of missing iShares require, among other things, that any collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by IBT and marked to market daily, and that the fees of IBT in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing iShares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by IBT according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the relevant Fund are delivered to IBT prior to [3:00 p.m.], Eastern Time on the third business day following the transmittal day, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by IBT on such Transmittal Date. A Redemption order must be submitted in proper form. If the requisite number of iShares of the relevant Fund are not delivered by the Settlement Date the Fund will not release the underlying securities for delivery unless collateral is posted in the amount of 100% of the missing shares (market to market daily).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its iShares based on the NAV of iShares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Taxes

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

The Trust on behalf of each Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of a given Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts. Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the

Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing is only a summary of certain material tax consequences affecting each Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each Fund.

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.

The NAV per iShare of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per iShare for each Fund is calculated by IBT and determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing a Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Fixed income securities may be valued based on information provided by an independent pricing service or market quotations. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

General Policies. Dividends from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the same Fund purchased in the secondary market.

Performance and Other Information

The performance of the Funds may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of iShares as reported by the Listing Exchange, it will also calculate a similar total return using the relevant Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust Prospectuses and annual reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

Because some or all of certain Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of such a Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which a Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, a Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

..     Dow Jones Industrial Average
..     Consumer Price Index
..     Standard & Poor's 500 Composite Stock Price Index (S&P 500)
..     NASDAQ OTC Composite Index
..     NASDAQ Industrials Index
..     International Finance Corporation's (Global) Composite and (Investable)
      Composite Indices
..     Morgan Stanley Capital International Indices
..     NASDAQ Composite Index
..     Wilshire 5000 Stock Index

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius LLP, Washington, D.C., is counsel to the Trust.

Independent Auditors. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serve as the independent auditors and accountants of the Trust. They audit the Funds' financial statements and perform other related audit services.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitations of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any state.

--------------------------------------------------------------------------------

iShares(R)                                                              1 of 150
iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called "Funds." Each Fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular bond index . Barclays Global Fund Advisors is the advisor to each Fund. This prospectus relates to the following Fund (each a "Fund" and collectively the "Funds"):

                    iShares Goldman Sachs Corporate Bond Fund

The shares of iShares Trust Funds, called "iShares(R)", are listed and traded on national securities exchanges (each a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems iShares at NAV only in large blocks of [50,000] iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                     Prospectus dated _______________, 2002

-----------------------------------------
An investment in a Fund is not a bank
deposit and is not insured by the
Federal Deposit Insurance Corporation or
any other government agency.
-----------------------------------------

Table of Contents

Details on Investing        Overview............................................
  in iShares
                            Introduction........................................
                            Investment Objective................................
                            Principal Investment Strategies.....................
                            Replication.........................................
                            Representative Sampling.............................
                            Correlation.........................................
                            Industry Concentration Policy.......................
Details on the Risks of     Principal Risk Factors Common to All Funds..........
  Investing in iShares
                            Market Risk.........................................
                            Asset Class Risk....................................
                            Passive Investments.................................
                            Tracking Error Risk.................................
                            Lack of Governmental Insurance or Guarantee.........
                            Concentration.......................................
                            Derivatives.........................................
                            Market Trading Risks................................
                                  Absence of Prior Active Market................
                                  Lack of Market Liquidity......................
                                  iShares May Trade at Prices Other than NAV....

Details on Each             Description of iShares Fixed Income
  iShares Fund                     Index Funds..................................

                            iShares Goldman Sachs Corporate Bond Fund...........

Details on Management       Management..........................................
  and Operations

                            Investment Advisor..................................
                            Administrator, Custodian, Transfer Agent and
                                   Securities Lending Agent.....................

Details on Buying and       Shareholder Information.............................
  Selling iShares.
                            Buying and Selling iShares..........................
                            Book Entry..........................................
                            iShare Prices.......................................
                            Determining NAV.....................................
                            Dividends and Distributions.........................
                            Taxes...............................................
                            Taxes on Distributions..............................
                            Taxes when iShares are Sold on the AMEX.............
                            Creations and Redemptions...........................
                            iShares Index Funds Transaction Fees................

                            Distribution........................................

                            Index Provider......................................

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares of each Fund. It contains important facts about the iShares Trust as a whole and each Fund, in particular.

An index is a group of securities that an index provider selects as representative of a market, market segment or specific industry sector. The index provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). Barclays Global Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with any of the Index providers:

      Goldman, Sachs & Co. ("Goldman Sachs") is a leading global investment banking and securities firm, providing a full range of investing, advisory and financing services worldwide to a substantial and diversified client base.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor bond selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund will invest at least 90% of its total assets in the bonds of its Underlying Index. However, the Fund may at times invest up to 20% of its assets in bonds not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index and which are either (i) included in the broader index upon which such Underlying Index is based (i.e., the Goldman Sachs Investment Grade Index or (ii) new issues entering or about to enter the Underlying Index or the broader index upon which such Underlying Index is based as well as in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents.

BGFA uses two basic indexing strategies Replication and Representative Sampling as described below. The Description of iShares Funds sections indicates the strategy of each Fund.

Replication

"Replication" is investing in substantially all of the bonds in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of bonds in the Underlying Index, which have a similar investment profile as the Underlying Index. Bonds selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the stocks that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of such Fund. Some or all of these risks may adversely affect a Fund's net asset value ("NAV"), trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from net asset value.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the bonds included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's bonds and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of each Fund. Each Fund's returns may therefore deviate from those of its Underlying Index.

Lack of Governmental Insurance or Guarantee

An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Trading Risks

Absence of Prior Active Market

      Although the iShares described in this Prospectus are listed for trading on a Listing Exchange, such as the American Stock Exchange LLC ("AMEX"), New York Stock Exchange, Inc. ("NYSE"), or Chicago Board Options Exchange ("CBOE"), there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

      Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

      iShares may trade below, at, or above their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

      Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

Description of iShares Funds

.. iShares Goldman Sachs Corporate Bond Fund

Goldman Sachs and Goldman Sachs InvesTop Index are service marks of Goldman, Sachs & Co. ("Goldman Sachs") and have been licensed for use for certain purposes by BGI. The Goldman Sachs InvesTop Index Fund is not sponsored, endorsed, sold or promoted by Goldman Sachs, and Goldman Sachs makes no representations regarding the advisability of investing in iShares.

iShares Goldman Sachs Corporate Bond Fund

CUSIP: _____________
AMEX Trading Symbol: ______________
Underlying Index: Goldman Sachs InvesTop Index
------------------------------------------------------

Investment Objective

The iShares Goldman Sachs Corporate Bond Fund (the "Fund") seeks results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade corporate bond market as defined by the Goldman Sachs InvesTop Index (the "Index").

Principal Investment Strategy

The Goldman Sachs InvesTop Index consists of liquid, investment grade corporate bonds. The bonds in the Index are U.S. dollar-denominated corporate bonds issued by companies domiciled or based in the U.S., Canada, Western Europe, or Japan. Bonds issued by foreign governments, foreign agencies and supra-national entities (such as the Inter-American Development Bank) are excluded from the index. Component bonds must have at least $500 million of outstanding face value, must be less than five years old, and must have three years remaining to maturity. The Index is a subset of the broader Goldman Sachs Investment Grade Index, an Index of over 500 investment grade bonds. The Index is equally weighted by par value, but is modified in order to reflect a cross-section of maturities and sectors and otherwise correspond to the general investment characteristics of the broader Investment Grade Index. As the February 2, 2002 there were thirty (30) issues in the Index. The Fund generally seeks to replicate the Index.

Fund Fact Sheets listing the Fund's top ten holdings and industry breakdown as of a recent date are available at www.iShares.com.

Principal Risks Specific to the Fund

..     The price of bonds may fall because of a rise in interest rates.

..     The value of individual bonds may fall with the decline in an issuer's real or apparent ability to meet its financial obligations.

..     The longer a bond's maturity, the greater the risk that its value may fall in response to economic events or trends.

..     Issuers may be unable to make interest payments or repay principal on time and the bond could lose all or some of its value, or pay less interest.

..     The bonds in the Index may under perform equity investments and fixed income indices that track other markets, segments and sectors.

..     Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer's credit rating or business prospects.

..     The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer securities than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX..

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
        (fees paid directly from your investment, but see
        the Creation Transaction Fees and Redemption
        Transaction Fees discussion below)                                  None

Annual Fund Operating Expenses
        (expenses that are deducted from the Fund's assets)**
        Management Fees                                                     ___%
        Distribution and Service (12b-1) Fees                               None
        Other Expenses***                                                   None
================================================================================
Total Annual Fund Operating Expenses                                        ___%
================================================================================

        * You will incur customary brokerage commissions when buying or selling shares of the Fund.

       **   Expressed as a percentage of average net assets.

      *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year            3 Years

$____             $_____

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks (generally of [50,000]0 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of ________, 2002 was $_______. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $ on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, and $_______ if the Creation Unit is redeemed after three years.

----------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

BGFA will receive fees from each Fund based on rates of each Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                                Management Fee
------------------                                                --------------

iShares Goldman Sachs Corporate Bond Fund                               __%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of _______, 2002, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $___ billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds portfolios may also invest.

Administrator, Custodian, Transfer Agent and Securities Lending Agent

Investors Bank & Trust Company ("IBT") is the administrator, custodian, transfer agent and securities lending agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting www.iShares.com. .

Buying and Selling iShares

iShares trade on exchanges during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 (Eastern time) every day the exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units, as discussed in the Creations and Redemptions section.

iShares trade under the ticker symbols listed in this Prospectus.

Each Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. The Fund may invest in shares of money market funds affiliated with BGFA.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on a Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of iShares of each Fund will be disseminated every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Determining NAV

IBT calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4 p.m. Eastern time) every day the AMEX is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. IBT values the securities at their current market prices. If such prices are not readily available, IBT uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least monthly and may pay them on a more frequent basis. All the Funds distribute their net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

..     Each Fund makes distributions, and
..     You sell iShares.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by each Fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

Dividends paid out of a Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Each Fund must withhold 31% of a shareholder's distributions and proceeds if the shareholder has not provided a correct taxpayer identification number or social security number in the manner required by law.

Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of [50,000] iShares. Each "creator" enters into an authorized participant agreement with SEI Investment Distribution Company, the Funds' distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for [50,000] iShares.

Similarly, iShares can only be redeemed in Creation Units of [50,000] iShares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is a DTC Participant and have the ability to clear through the Fed System. Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

iShares Index Funds Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions for all Funds made for cash (when cash creations and redemptions are available or specified) will be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of ________________, 2002, the approximate cost of one Creation Unit per Fund, including the creation transaction fee.

                                                         Approximate        Standard       Maximum
                                                         Value of a         Creation/      Creation/
                                                        Creation Unit     Redemption      Redemption
                                                            as of          Transaction    Transaction
Name of Fund                                                  ,                Fee             Fee
------------                                            -------------     ----------      ----------
                                                            2002
                                                            ----
iShares Goldman Sachs Corporate Bond Fund                $________          $________       $________

Possible Claim

A United States patent holder has notified the Trust that it believes that the manner of the Trust's operation results in the Trust, possibly in conjunction with others, engaging in the act of infringement of such patent and has suggested that the Trust, or one or more of its service providers enter into a license agreement with it and pay it substantial fees. Payment of such fees by the Trust could materially adversely affect the expense ratios of the Fund. In August 2000 the AMEX commenced an action seeking a declaratory judgment that its activities with respect to exchange traded funds, including the Trust, do not infringe on the patent holder's patents. The patent holder has counterclaimed alleging that such activities infringe on its patent. The Trust is not a party to this action. The Trust believes it has valid defenses to any potential patent infringement claim by the patent holder.

Distribution

SEI Investments Distribution Company serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Index Provider

Goldman Sachs is a leading global investment banking and securities firm, providing a full range of investing, advisory and financing services worldwide to a substantial and diversified client base, which includes corporations, financial institutions, governments and high net worth individuals. Founded in 1869, it is one of the oldest and largest investment banking firms. The Firm is headquartered in New York and maintains offices in London, Frankfurt, Tokyo, Hong Kong and other financial centers around the world.

Disclaimers

The iShares Trust is not sponsored, endorsed, sold or promoted by Goldman, Sachs & Co. ("Goldman Sachs"). Goldman Sachs makes no representation or warranty, express or implied, to the owners of the iShares or any member of the public regarding the advisability of investing in securities generally or in iShares particularly, or the ability of the Goldman Sachs Indices to track generally or in iShares particularly, or the ability of the Goldman Sachs Indices to track general stock market performance. Goldman, Sachs & Co. is the licensor of certain trademarks, service marks and trade names. The Goldman Sachs Indices on which the Funds are based are determined, composed and calculated by Goldman Sachs without regard to BGI, BGFA or the Funds. Goldman Sachs has no obligations to take the needs of BGI, BGFA, or the owners of iShares into consideration in determining, composing or calculating the Goldman Sachs Indices. Goldman Sachs is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares. Goldman Sachs has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Although Goldman Sachs obtains information for inclusion or use in the calculation of the Goldman Sachs Indices from sources that Goldman Sachs considers reliable, Goldman Sachs does not guarantee the accuracy and/or the completeness of the Goldman Sachs Indices or any data included therein. Goldman Sachs shall have no liability for any errors, omissions or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the Goldman Sachs Indices or any other data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the Goldman Sachs Indices or any other data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Goldman Sachs Indices or any other data included therein, even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the various Underlying Indices or the ability of the Underlying Indices identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Goldman Sachs without regard to the iShares of any Fund. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Indices, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The Listing Exchange has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of any Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the iShares of any Fund, or any other person or entity from the use of the Underlying Indices or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Copies of the Prospectus can be found on our web site at www.iShares.com.

For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Funds or iShares or you wish to obtain the SAI free of charge, please:

         Call:    1-800-iShares
                  Monday through Friday
                  8:00 a.m. to 8:00 p.m. (Eastern time)

         Write:   iShares Trust
                  c/o SEI Investments Distribution Company
                  1 Freedom Valley Drive
                  Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The iShares Trust's registration number under the Investment Company Act of 1940 is 811-09729.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                    Investment Company Act File No. 811-09729 iShares Trust

Statement of Additional Information for

iShares Goldman Sachs Corporate Bond Fund

Dated _______________, 2002

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated __________, 2002 (the "Prospectus") of iShares Trust (the "Trust") for the funds listed above (each a "Fund" and collectively the "Funds"), as such Prospectus may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Company, at 1 Freedom Valley Drive, Oaks, PA 19456 or calling 1-800-iShares.

Table of Contents

General Description of the Trust and its Funds..................................
Exchange Listing and Trading....................................................
Investment Strategies and Risks.................................................
Lack of Diversification of Certain Funds........................................
Loans of Portfolio Securities...................................................
Repurchase Agreements...........................................................
Reverse Repurchase Agreements...................................................
Currency Transactions...........................................................
Money Market Instruments........................................................
Foreign Securities..............................................................
Investment Companies, REITs.....................................................
Illiquid Securities.............................................................
Futures and Options.............................................................
Options on Futures Contracts....................................................
Restrictions on the Use of Futures Contracts and Options on Futures Contracts...
Swap Agreements.................................................................
Future Developments.............................................................
General Considerations and Risks................................................
Risks of Futures and Options Transactions.......................................
Risks of Swap Agreements........................................................
Construction and Maintenance Standards for the Underlying Indices...............
Index Dissemination.............................................................
The Goldman Sachs Indices Generally.............................................
Investment Limitations..........................................................
Continuous Offering.............................................................
Management......................................................................
Trustees and Officers...........................................................
Remuneration of Trustees and Officers...........................................
Investment Advisor..............................................................
Administrator, Custodian, Transfer Agent and Securities Lending Agent...........
Distributor.....................................................................
Index Providers.................................................................
Brokerage Transactions..........................................................
Additional Information Concerning the Trust.....................................
Capital Stock...................................................................
Book Entry Only System..........................................................
DTC Acts as Securities Depository for the iShares...............................
Creation and Redemption of Creation Unit Aggregations...........................
Creation........................................................................
Fund Deposit....................................................................
Procedures for Creation of Creation Unit Aggregations...........................
Placement of Creation Orders  Funds.............................................
Acceptance of Orders for Creation Unit Aggregations.............................
Creation Transaction Fee........................................................
Redemption of iShares in Creation Unit Aggregations.............................
Redemption Transaction Fee......................................................
Placement of Redemption Orders for  Funds.......................................
Foreign Market Hours............................................................
Regular Holidays................................................................
Taxes...........................................................................
Federal Tax Treatment of Futures and Options Contracts..........................
Determination of NAV............................................................
Dividends and Distributions.....................................................

General Policies................................................................
Dividend Reinvestment Service...................................................
Performance and Other Information...............................................
Miscellaneous Information.......................................................
Counsel.........................................................................
Independent Auditors............................................................
Financial Statements............................................................
Report of Independent Accountants...............................................

General Description of the Trust and its Funds

The Trust currently consists of over 50 investment portfolios (each a "fund" and collectively the "funds"). The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series or portfolios. Each fund in the Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This Statement of Additional Information relates solely to the following funds (each a "Fund and collectively the "Funds"):

.. iShares Goldman Sachs Corporate Bondx Fund

The shares of each Fund are referred to herein as "iShares."

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an "Underlying Index") representing a segment of the U.S. bond market. Each Fund is managed by Barclays Global Fund Advisors ("BGFA").

Each Fund offers and issues iShares at their net asset value ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of fixed income securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in this Prospectus and SAI are listed and traded on national securities exchanges (each, a "Listing Exchange"). The American Stock Exchange LLC (the "AMEX"), the New York Stock Exchange , Inc. (the "NYSE") and the Chicago Board Options Exchange (the "CBOE") are each referred to herein as a Listing Exchange. iShares will trade on one or more Listing Exchanges at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are for a specified number of shares, generally aggregations of [50,000] iShares.

The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 110% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of iShares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the iShares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the iShares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the iShares of a Fund from Listing and trading upon termination of such Fund.

As in the case of other publicly-traded securities, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The following table sets forth the ratio of NAV to the Underlying Index's value by Fund as of _____, 2002

                                                                    Ratio of
                                                                    NAV/Index
                                                                    Value by
iShares Index Fund                                                    Fund
----------------------------------------------------------          ---------
iShares Goldman Sachs Corporate Bond Fund

The Trust reserves the right to adjust the share prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund. However, the ratio of a Fund's NAV to its Underlying Index would change in such instance.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing in fixed income securities that comprise the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Some Funds will engage in Replication, by which they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other Funds will engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics, fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

                        Funds that Use Replication Strategy
                        -----------------------------------
                        iShares Goldman Sachs Corporate Bond Fund

The Fund will invest at least 90% of its total assets in the bonds of its Underlying Index. However, the Fund may at times invest up to 20% of its assets in bonds not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index and which are either (i) included in the broader index upon which such Underlying Index is based (i.e., the Goldman Sachs Investment Grade Index), or (ii) new issues entering or about to enter the Underlying Index or the broader index upon which such Underlying Index is based, as well as in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents. Although the Fund generally attempts to achieve its investment objective using a replication strategy, the following examples illustrate the circumstances in which the Fund would hold securities not included in its Underlying Index. First, the Fund may hold such securities in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (such as index rebalances). Second, the Fund may hold securities that have been recently deleted from its Underlying Index due to various corporate action and index changes. Third, the Fund may invest in securities outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code"). Representative Sampling is used for those Funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors which BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index's performance with the accuracy achieved by Replication. Each Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

                             Non-Diversified Funds
                             ---------------------
                             iShares Goldman Sachs Corporate Bond Fund

A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. A nondiversified Fund may also concentrate its investments in a particular industry or group of industries, as noted in the descriptions of such Fund. The securities of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index of such a Fund and, consequently, its investment portfolio. This may adversely affect its performance or subject its iShares to greater price volatility than that experienced by more diversified investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Bonds. Each Fund invests almost exclusively in U.S. registered dollar-denominated bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

U.S. Government Obligations. The Funds may invest in various types of U.S Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Investors Bank and Trust serves as the lending agent for the Funds and as such, shares in any net income earned by a Fund. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 30% of a Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan be made subject to termination by a Fund at any time; and (iii) a Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, each Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases each Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if each Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to each Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The custodian bank will maintain a separate account for each Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. Each Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Foreign Securities. The Fund may purchase U.S. registered dollar-denominated bonds issued by corporations domiciled or based in Canada, Western Europe or Japan. Investing in U.S. registered dollar denominated bonds issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. Each Fund may invest in shares of money market funds affiliated with BGFA.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into futures contracts on U.S. Treasuries, options and options on futures contracts. These futures contracts and options may be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. No Fund will use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, each Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of each Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, each Fund will not purchase options to the extent that more than 5% of the value of such Fund's total assets would be invested in premiums on open put option positions.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with each Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of the risks associated with an investment in a Fund is contained in the Prospectus in the Principal Risk Factors Common to All Funds and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. I n many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor e.g. a Fund may not receive the net amount of payments that it contractually is entitled to receive.

Construction and Maintenance Standards for the Underlying Indices

Index Dissemination. The approximate value of each Fund (the "IOPV") will be disseminated throughout the trading day. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of a Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.

Brief descriptions of the Underlying Indices on which the Funds are based are provided below.

The Goldman Sachs InvesTop Index

Component Selection Criteria. The Goldman Sachs InvesTop Index (the "InvesTop Index" or "Index") is an index of a fixed number of liquid bonds in the U.S. investment grade corporate bond market. The InvesTop Index is a rules-based index consisting of liquid, investment grade corporate bonds that seeks to maximize liquidity while maintaining representation of the broader bond market. The InvesTop Index is a subset of the Goldman Sachs Investment Grade Index (the "Investment Grade Index"). Bonds eligible for inclusion in the Investment Grade Index and the InvesTop Index include U.S. dollar-denominated corporate bonds that (i) are issued by companies domiciled in U.S, Canada, Western Europe, or Japan; (ii) are rated investment grade by both Moody's Investors Service and Standard's & Poor's, (iii) have at least $500 million of outstanding face value; and (iv) are less than five years old and have at least three years to maturity. Certain types of bonds, such as preferreds, convertibles, floating-rate notes, Yankee bonds, U.S. dollar Eurobonds, and private placement (144A) bonds, are excluded from both the Investment Grade Index and the InvesTop Index. Bonds issued by foreign governments, foreign agencies and supra-national entities are also excluded from the InvesTop Index. The bonds in the InvesTop Index are selected from the universe of eligible bonds in the Investment Grade Index using defined rules. Bonds are automatically disqualified from being included in the InvesTop Index if their average spreads and volatility fall outside of certain defined ranges. The InvesTop Index is equally weighted by par value, but modified to reflect the market's weighting in the different maturity classes. Eligible bonds are assigned to "cells" using an approach that attempts to match the proportional weighting of the maturity ranges and other characteristics of the InvesTop Index to those of the broader Investment Grade Index. Eligible bonds also are assigned a liquidity score based on float, age and other factors. Thirty liquid and representative bonds are chosen using algorithms designed to best match the maturity ranges and other broad characteristics of the InvesTop Index to the maturity ranges and characteristics of the Investment Grade Index, while maintaining liquidity.

Issue Changes. Bonds are automatically disqualified from being included in the InvesTop Index if their average spreads and volatility fall outside of certain defined ranges. Bonds are assigned a liquidity score based on float, age and other factors. Thirty liquid and representative bonds are chosen using algorithms designed to best match the maturity ranges and other broad characteristics of the Investment Grade Index while maintaining high liquidity. The chosen bonds are weighted in an approach that broadly matches the proportional weighting of maturity ranges and other characteristics in the InvesTop Index to that of the broader Investment Grade Index. To avoid concentration of single-issuer credit risk, only one bond issue per issuer may be included in the InvesTop Index. The index is rebalanced monthly after the close of business on the last business day of the month.

Index Maintenance. The composition of the index is held constant for any given calendar month to ensure continuity during the month and to avoid jumps unrelated to the price movements of the bonds. The inclusion and exclusion criteria above are applied at month-end, after the close of business. Bonds that were in the Index, but that no longer satisfy all the criteria at month-end, will be removed from the Index. If a bond becomes eligible in the middle of the month, it will still need to pass the test at the end of the month, and can be included only upon rebalancing at month-end. When a bond is called, it remains in the Index at its call price until the end of the month, after which it is removed. Changes in issue size that take place during the month are taken into consideration only at the next rebalancing date.

Investment Limitations

The Board has adopted as fundamental policies each Fund's investment objectives and investment restrictions, numbered one through six below. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund will:

1. Concentrate its investments (i.e. hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 30% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

..     The frequency of trades and quotes for the security;

..     The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

..     Dealer undertakings to make a market in the security; and

..     The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Funds on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a Prospectus. This is because the Prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a Prospectus-delivery obligation with respect to iShares are reminded that, under the Securities Act Rule 153, a Prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the Prospectus is available at the Listing Exchange upon request. The Prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. The Trust, iShares, Inc., Master Investment Portfolio, Barclays Global Investors Funds, open-end management investment companies registered under the 1940 Act, are considered to be members of the same fund complex, as defined in the Form N-1A under the 1940 Act. The Board currently consists of six (6) Trustees who oversee 77 funds within the complex with the exception of Richard K. Lyons who oversees 100 funds within the fund complex. Trustees will hold office until their successors are duly elected and qualified. The Trustees denoted with an asterisk (*) are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust and the Funds.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Principal occupations and affiliations
Name (age) Address           Position             during the past five years                   Other Directorships Held by Director
------------------           --------             --------------------------                   ------------------------------------
*Garrett F. Bouton (56)      Trustee (since       Managing Director and Chief Executive        Chairman of the Board of
Barclays Global Investors    January 1, 2002)     Officer (since 1999) for BGI's Global        Directors (since 1998) of BGFA;
45 Fremont Street            and President        Individual Investor Business; Global H.      Director (since 1998) of BGI;
San Francisco, CA 94105                           R. Director (from 1996 - 1999) for BGI.      Director of various Barclays
                                                                                               subsidiaries (since 1997);

*Nathan Most (87)            Trustee (since       Consultant to BGI (since 1998), American
PO Box 193                   February 15, 2000)   Stock Exchange (1996 - 2000) and the
Burlingame, CA 94011                              Hong Kong Stock Exchange (1998 to
-0193                                             present); Consultant to the Amsterdam
                                                  Stock Exchange (1997 - 1998); Consultant
                                                  to the Pacific Stock Exchange (1997 -
                                                  1998) Formerly Senior Vice President
                                                  American Stock Exchange (New Product
                                                  Development) (1976-1996)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons (41)        Trustee (since       Professor, University of California,         Board of Trustees: Matthews Asian
Haas School of Business,     February 15, 2000)   Berkeley: Haas School of Business (Since     Funds since 1995 (oversees 6
S545                                              1993); Consultant: IMF World Bank,           portfolios).
UC Berkeley                                       Federal Reserve Bank, Citibank N.A.
Berkeley, CA 94720-1900                           (since 2000)

George G.C. Parker           Trustee (since       Associate Dean for Academic Affairs,         Board of Directors: Affinity
(60)Graduate School of       February 15, 2000)   Director of MBA Program, Professor,          Group (since 1998), Bailard,
Business,                                         Stanford University: Graduate School of      Biehl and Kaiser, Inc. (since
Stanford University                               Business (Since 1988);                       1985), California Casualty Group
521 Memorial Way,                                                                              of Insurance Companies (since
Room K301                                                                                      1978), Continental Airlines, Inc.
Stanford, CA 94305                                                                             (since 1996), Community First
                                                                                               Financial Group (since 1995),
                                                                                               Dresdner/RCM Mutual Funds
                                                                                               (1994-2002), Tyon Ranch Company
                                                                                               (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  Principal occupations and affiliations
Name (age) Address           Position             during the past five years                   Other Directorships Held by Director
------------------           --------             --------------------------                   ------------------------------------
John B. Carroll (65)         Trustee (since       Retired Vice President of Investment         Former Trustee and Member of the
520 Main Street              January 1, 2002)     Management (from 1984-2000) of Verizon       Executive Committee (since 1991)
Ridgefield, CT 06877                              Corporation; Advisory Board member of        of The Common Fund Institutional
                                                  Ibbotson Assoc. (1992 - 1998); former        Funds, a non-profit organization;
                                                  Vice Chairman and Executive Committee        Member of Board of Managers of JP
                                                  Member (1994 - 1998) of the Committee on     Morgan Private Equity Funds
                                                  Investment of Employee Benefit Assets of
                                                  the Financial Executive Institute;

W. Allen Reed (54)           Trustee (since       President, CEO and Director (since 1994)     Director (from 1995 to 1998) of
General Motors Investment    January 1, 2002)     of General Motors Investment Management      Taubman Centers, Inc. (a real
Management Corp.                                  Corporation;                                 estate investment trust);
767 Fifth Avenue                                                                               Director (since 1992) of FLIR
New York, NY 10153                                                                             Systems (an imaging technology
                                                                                               company); Director (since 1994)
                                                                                               of General Motors Acceptance
                                                                                               Corporation; Director (since
                                                                                               1994) of GMAC Insurance Holdings,
                                                                                               Inc.; Director (since 1995) of
                                                                                               Global Emerging Markets Fund;
                                                                                               Director (since 2000) of Temple
                                                                                               Inland Industries; Member (since
                                                                                               2001) of the Pension Managers
                                                                                               Advisory Committee of the New
                                                                                               York Stock Exchange; Member
                                                                                               (since 1995) of the New York
                                                                                               State Retirement System Advisory
                                                                                               Board; Chairman (since 1995) of
                                                                                               the Investment Advisory Committee
                                                                                               of Howard Hughes Medical
                                                                                               Institute.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  Principal occupations and affiliations
Name (age) Address           Position             during the past five years                   Other Directorships Held by Director
------------------           --------             --------------------------                   ------------------------------------
Lee T. Kranefuss (39)        Vice President        Chief Executive Officer of the
Barclays Global Investors                          Individual Investor Business of Barclays
45 Fremont Street                                  Global Investors, N.A.; Barclays Global
San Franicsco., CA 94105                           Investor Funds and Master Investment
                                                   Portfolio Board of Trustee (since 2001);
                                                   The Boston Consulting Group (until
                                                   1997).

Michael Latham (35)          Secretary,            Director of Mutual Fund Delivery in the
Barclays Global Investors    Treasurer and         U.S. Individual Investor Business (since
45 Fremont Street            Principal             2000); Head of Operations, BGI Europe
San Franicsco., CA 94105     Financial Officer     (1997-2000); Manager of Portfolio
                                                   Accounting group (1994-1997)

Donna M. McCarthy (34)       Assistant             Unit Director, (formerly Director)
Investors Bank and           Treasurer             Mutual Fund Administration, Investors
Trust Company                                      Bank and Trust Company Formerly,
200 Clarendon Street                               Manager, Business Assurance Group,
Boston, MA 02116                                   Coopers & Lybrand (1988-1994)

Sandra I. Madden (34)        Assistant             Associate Counsel, Mutual Fund
Investors Bank and           Secretary             Administration, Investors Bank and Trust
Trust Company                                      Company (since 1999) Formerly,
200 Clarendon Street                               Associate, Scudder Kemper Investments,
Boston, MA 02116                                   Inc. (1996-1999)

Susan C. Mosher (45)         Assistant             Senior Director & Senior Counsel, Mutual
Investors Bank and           Secretary             Fund Administration, Investors Bank and
Trust Company                                      Trust Company (since 1995) Formerly,
200 Clarendon Street                               Associate Counsel, 440 Financial Group
Boston, MA 02116                                   (1992-1995)
------------------------------------------------------------------------------------------------------------------------------------

* Messrs Most and Bouton are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust and the Funds.

Fund Securities Holdings as of December 31, 2001

                                                                                          Aggregate Dollar Range of
                                                                                           Equity Securities in All
                                                                                            Registered Investment
                                                                     Dollar Range of        Companies Overseen by
                                                                    Equity Securities       Director in Family of
Name of Director                    Name of Index Fund                 in the Fund           Investment Companies
---------------------------------------------------------------------------------------------------------------------
Garrett F.Bouton          iShares Russell 1000 Value               $50,001 - $100,000            Over $100,000
                          iShares Russell 2000 Value                    Over $100,000
                          iShares Dow Jones U.S. Technology             Over $100,000
                          iShares S&P 500                               Over $100,000
---------------------------------------------------------------------------------------------------------------------
John B. Carroll           None                                         Not Applicable           Not Applicable
---------------------------------------------------------------------------------------------------------------------
Richard K. Lyons          iShares S&P 500                                 $1- $10,000              $1- $10,000
---------------------------------------------------------------------------------------------------------------------
Nathan Most               iShares Russell 2000                          Over $100,000            Over $100,000
                          iShares S&P Midcap 400                        Over $100,000
---------------------------------------------------------------------------------------------------------------------
George G.C. Parker        iShares Dow Jones U.S. Technology          $10,001- $50,000            Over $100,000
                          Sector
                          iShares MSCI France                        $10,001- $50,000
                          iShares MSCI South Korea                   $10,001- $50,000
                          iShares MSCI Mexico                        $10,001- $50,000
                          iShares MSCI Singapore                     $10,001- $50,000
                          iShares MSCI United Kingdom                $10,001- $50,000
                          iShares Russell 1000 Value                    Over $100,000
                          iShares S&P 100 Index                    $50,001 - $100,000
                          iShares S&P Global 100                     $10,001- $50,000
                          iShares S&P MidCap 400/Barra Value         $10,001- $50,000
---------------------------------------------------------------------------------------------------------------------
W. Allen Reed             None                                         Not Applicable           Not Applicable
---------------------------------------------------------------------------------------------------------------------

Relationship with the Investment Advisor and Related Companies

---------------------------------------------------------------------------------------------------------------------
                           Name of Owners and
                            Relationships to
Name of Director                Director         Company                 Title of Class     Percent of Class
---------------------------------------------------------------------------------------------------------------------
Garrett F. Bouton         Garrett F. Bouton      BGI                     Options            None (Not Exercised)
John B. Carroll           None                   Not Applicable          Not Applicable     Not Applicable
Richard K. Lyons          None                   Not Applicable          Not Applicable     Not Applicable
Nathan Most               None                   Not Applicable          Not Applicable     Not Applicable
George G.C. Parker        None                   Not Applicable          Not Applicable     Not Applicable
W, Allen Reed             None                   Not Applicable          Not Applicable     Not Applicable
---------------------------------------------------------------------------------------------------------------------

Remuneration of Trustees and Officers. The Trust pays each Trustee an annual fee of $32,500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee for the fiscal year ended July 31, 2001.

                                  Aggregate            Pension or
                                  Estimated            Retirement                               Total Estimated
                                Compensation        Benefits Accrued      Estimated Annual        Compensation
                                  from the          As Part of Trust        Benefits Upon         from the Fund
Name of Trustee                     Trust               Expenses              Retirement        and Fund Complex
---------------                 -------------       ----------------      ----------------      ----------------
Garrett F. Bouton                        $0           Not Applicable        Not Applicable                $0
John B. Carroll*                         $0           Not Applicable        Not Applicable           $55,000
Richard K. Lyons*                   $54,000           Not Applicable.       Not Applicable.          $54,000
Nathan Most*                        $54,000           Not Applicable.       Not Applicable.         $136,500*
George G.C. Parker*                 $54,000           Not Applicable.       Not Applicable.          $54,000
W.  Allen Reed*                          $0           Not Applicable.       Not Applicable.          $55,000
Thomas E. Flanigan**                $39,000           Not Applicable.       Not Applicable.          $39,000

* Includes compensation as Directors of iShares, Inc., an investment company with 22 investment portfolios also advised by BFGA

** Thomas E. Flanigan resigned from the Board of Trustees on November 15, 2000. No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

Board Committees. The Trust has a Nominating Committee, comprised of Messrs. Carroll, Lyons, Parker, and Reed, those Trustees who are not interested persons of the Trust, as the term is defined in the 1940 Act. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. During the fiscal year ended July 31, 2001, there was no meeting of the Nominating Committee.

The Trust has an Audit Committee, comprised of Messrs. Carroll, Lyons, Parker, and Reed, those Trustees who are not interested persons of the Trust, as the term is defined in the 1940 Act. The Audit Committee, among other things, makes recommendations to the Board of Trustees with respect to the engagement of independent auditors and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Trust's financial operations. During the fiscal year ended July 31, 2001 there were two meetings of the Audit Committee.

Investment Advisor. BGFA serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions (which are included in NAV), distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA will be paid a management fee equal to each Fund's allocable portion of the percentage listed below of such Fund's aggregate net assets.

                                                                      Management
iShares Index Fund                                                        Fee
---------------------------------------------------------             ----------
iShares Goldman Sachs Corporate Bond Fund                                 ___%

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, Barclays Global Investors, N.A. ("BGI"), and BGFA from controlling, or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

The Trust and BGFA have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. Investors Bank & Trust Co. ("IBT") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, IBT provides necessary administrative and accounting services for the maintenance and operations of the Trust and each Fund. In addition, IBT makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, IBT maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. IBT is required, upon the order of the Trust, to deliver securities held by IBT and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, IBT is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, IBT acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under a Securities Lending Agency Agreement with the Trust, IBT acts as the Trust's agent for the purpose of lending Trust securities to third parties. As compensation for the foregoing services, IBT receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly.

Distributor. SEI Investments Distribution Company is the Distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Funds through the

Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units Aggregations. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days' written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Participating Parties (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of iShares.

Index Providers. The Fund will be based upon a particular equity market index compiled by Goldman Sachs, which is not affiliated with a Fund or with BGI or its affiliates.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

It is expected that the Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The Trust will not deal with affiliates in principal transactions unless permitted by the applicable rule or regulation or by exemptive order.

BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater tracking error. Since the Index is a measurement of the most liquid and recently issued bonds in the market as determined by Goldman Sachs, turnover for the Index and Fund is expected to be high in order to maintain exposure to such bonds. The overall reasonableness of transaction costs is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning

the Trust

Capital Stock. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of over 50 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds.

Each iShare issued by a Fund has a pro rata interest in the assets of the corresponding Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

The Trust does not have information concerning the beneficial ownership of iShares held by any Depository Trust Company ("DTC") Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Company, at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Fund and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC Acts as Securities Depository for the iShares. iShares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells iShares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the AMEX is open for business. As of the date of the Prospectus, the AMEX observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the "Deposit Securities"). Each Creation Unit Aggregation constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund's Underlying Index ("Fund Securities") and an amount of cash (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each such Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Securities of the relevant Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, or that may not be eligible for transfer through the systems of DTC for corporate bonds or the Federal Reserve System for U.S. Treasuries. .The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant would be restricted under the securities law or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A DTC participant who has executed a participant agreement that has been delivered to the Fund and accepted by the Distributor is referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Placement of Creation Orders for the Funds. Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through the DTC (for corporate securities) by an Authorized Participant that has executed a Participant Agreement preapproved by BGFA and the Distributor. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than [3:00 p.m.], Eastern time, on the date of settlement.("the Settlement Date"). All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to IBT through the Federal Reserve System in a timely manner so as to be received by IBT no later than [3:00 p.m.], Eastern time, on the Settlement Date. If the cash component and the Deposit Securities are not received by [3:00 p.m.] the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Unit Aggregations of the Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 110% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date and the federal funds in the appropriate amount are deposited with IBT by [3:00 p.m.], Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by [3:00 p.m.] the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 110% of the daily marked to market value of the missing Deposit Securities. In the event of failure to deliver the missing Deposit Securities the Trust may buy in securities according to industry standard buy in procedures. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by IBT or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. Therefore, Authorized Participants will be required to provide collateral to cover the failed delivery of Deposit Securities in connection with an "in-kind" creation of iShares.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the Listing Exchange for that date by IBT, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust,

IBT, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC's CNS, Fed, IBT or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, IBT, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of iShares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the creation transaction fee for the Fund.

                                                                      Maximum
                                                                     Creation
                                                                    Transaction
Name of Fund                                            Amount          Fee*
-------------------------------------------------       ------      -----------
iShares Goldman Sachs Corporate Bond Fund                  $            $

* If a Creation Unit is purchased or redeemed for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund only on a Business Day. A Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the AMEX is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the AMEX is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the redemption transaction fee for each of the Funds.

                                                                      Maximum
                                                                    Redemption
                                                                    Transaction
Name of Fund                                            Amount          Fee*
---------------------------------------------------     ------      ------------
iShares Goldman Sachs Corporate Bond Fund                  $             $

* If a Creation Unit is purchased or redeemed for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Placement of Redemption Orders for the Funds. To be eligible to place redemption orders for Creation Unit Aggregations of the Funds an entity must be a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC (for corporates) and the Fed (for the Balancing Amount and government securities) to IBT no later than [3:00 p.m.], Eastern time, on the third Business Day immediately following such Transmittal Date, and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Distributor, on behalf of the Fund, at or prior to the closing time of the regular trading session on the AMEX on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing iShares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of collateral having a value (marked to market daily) at least equal to 110% of the value of the missing iShares. The current procedures for collateralization of missing iShares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by IBT and marked to market daily, and that the fees of IBT in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing iShares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by IBT according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the relevant Fund are delivered to IBT prior to the [3:00 p.m.], Eastern Time on the third business day following the transmittal day, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by IBT on such Transmittal Date. A Redemption order must be submitted in proper form. If the requisite number of iShares of the relevant Fund are not delivered by the Settlement Date the Fund will not release the underlying securities for delivery unless collateral is posted in the amount of 110% of the missing shares (market to market daily).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its iShares based on the NAV of iShares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Taxes

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

The Trust on behalf of each Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of a given Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts. Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the

Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing is only a summary of certain material tax consequences affecting each Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each Fund.

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.

The NAV per iShare of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per iShare for each Fund is calculated by IBT and determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing a Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Fixed income securities may be valued based on information provided by an independent pricing service or market quotations. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

General Policies. Dividends from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the same Fund purchased in the secondary market.

Performance and Other Information

The performance of the Funds may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of iShares as reported by the Listing Exchange, it will also calculate a similar total return using the relevant Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust Prospectuses and annual reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

Because some or all of certain Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of such a Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which a Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, a Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

..     Dow Jones Industrial Average
..     Consumer Price Index
..     Standard & Poor's 500 Composite Stock Price Index (S&P 500)
..     NASDAQ OTC Composite Index
..     NASDAQ Industrials Index
..     International Finance Corporation's (Global) Composite and (Investable)
      Composite Indices
..     Morgan Stanley Capital International Indices
..     NASDAQ Composite Index
..     Wilshire 5000 Stock Index

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius LLP, Washington, D.C., is counsel to the Trust.

Independent Auditors. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serve as the independent auditors and accountants of the Trust. They audit the Funds' financial statements and perform other related audit services.

PART C

Other Information

Item 23 Exhibits

Exhibit Number     Description

(a) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b) Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)                Not applicable

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(e.1) Distribution Agreement between the Trust and Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2) Exhibit A to the Distribution Agreement between the Trust and Investments Distribution Company amended as of August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(e.3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(f)         Not applicable

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust amended as of August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(g.3) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust is incorporated herein by reference to exhibit (g.2) Post-Effective Amendment No. 2, filed May 12, 2000.

(g.4) Schedule A to the Securities Lending Agency Agreement as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(g.5) Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(h.3) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.4) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(h.5) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds is incorporated herein by reference to exhibit (h.3.i) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.6) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Dow Jones Funds is incorporated herein by reference to exhibit (h.3.ii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Russell Funds is incorporated herein by reference to exhibit (h.3.iii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.8) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.9) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.10) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares NASDAQ Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.11) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconduct or Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment

(i) Legal Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective No. 13, filed July 31, 2001.

(j.1)       Not applicable


(j.2)       Power of Attorney dated February 28, 2002 is filed herewith.

(j.3)       Power of Attorney dated March 25, 2002 is filed herewith.



(k)         Not applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)         Not applicable

(n)         Not applicable

(o)         Not applicable

(p.i) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.ii) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.iii) Code of SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.

Item 24   Persons Controlled By or Under Common Control with Registrant

None

Item 25   Indemnification

         The Trust is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)   Business and Other Connections of Investment Adviser

     The Trust is advised by Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position      Principal Business(es) During the last Two Fiscal Years

Patricia Dunn          Director of BGFA and Chairman and Director of BGI
Director               Fremont Street, San Francisco, CA 94105

Garrett F. Bouton      Chairman of the Board of Directors of BGFA and Chief
Chairman               Operating Officer and Director of BGI
                       45 Fremont Street, San Francisco, CA  94105

Alison Davis           Officer of BGFA and Chief Financial Officer of BGI
Officer                45 Fremont Street, San Francisco, CA  94105

Andrea M. Zulberti     Director of BGFA and Chief Administrative Officer of BGI
Director               45 Fremont Street, San Francisco, CA  94105

Item 27 Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                      July 15, 1982
     SEI Liquid Asset Trust                      November 29, 1982
     SEI Tax Exempt Trust                        December 3, 1982
     SEI Index Funds                             July 10, 1985
     SEI Institutional Managed Trust             January 22, 1987
     SEI Institutional International Trust       August 30, 1988

    The Advisors' Inner Circle Fund              November 14, 1991
    CUFUND                                       May 1, 1992
    STI Classic Funds                            May 29, 1992
    First American Funds, Inc.                   November 1, 1992
    First American Investment Funds, Inc.        November 1, 1992
    The Arbor Fund                               January 28, 1993
    The PBHG Funds, Inc.                         July 16, 1993
    The Achievement Funds Trust                  December 27, 1994
    Bishop Street Funds                          January 27, 1995
    STI Classic Variable Trust                   August 18, 1995
    ARK Funds                                    November 1, 1995
    Huntington Funds                             January 11, 1996
    SEI Asset Allocation Trust                   April 1, 1996
    TIP Funds                                    April 28, 1996
    SEI Institutional Investments Trust          June 14, 1996
    First American Strategy Funds, Inc.          October 1, 1996
    HighMark Funds                               February 15, 1997
    Armada Funds                                 March 8, 1997
    PBHG Insurance Series Fund, Inc.             April 1, 1997
    The Expedition Funds                         June 9, 1997
    Alpha Select Funds                           January 1, 1998
    Oak Associates Funds                         February 27, 1998
    The Nevis Fund, Inc.                         June 29, 1998
    CNI Charter Funds                            April 1, 1999
    The Armada Advantage Fund                    May 1, 1999
    Amerindo Funds Inc.                          July 13, 1999
    Huntington VA Funds                          October 15, 1999
    Friends Ivory Funds                          December 16, 1999
    SEI Insurance Products Trust                 March 29, 2000
    Pitcairn Funds                               August 1, 2000
    First Focus Funds, Inc.                      October 1, 2000
    JohnsonFamily Funds, Inc.                    November 1, 2000
    The MDL Funds                                January 24, 2001

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                Position and Office         Positions and Offices
Name            with Underwriter            with Registrant
----            ----------------            ---------------

Alfred P. West, Jr.     Director, Chairman of the Board of Directors    --
Richard B. Lieb         Director, Executive Vice President              --
Carmen V. Romeo         Director                                        --
Mark J. Held            President & Chief Operating Officer             --
Dennis J. McGonigle     Executive Vice President                        --
Robert M. Silvestri     Chief Financial Officer & Treasurer             --
Todd Cipperman          Senior Vice President & General Counsel         --
Leo J. Dolan, Jr.       Senior Vice President                           --
Carl A. Guarino         Senior Vice President                           --
Jack May                Senior Vice President                           --
Hartland J. McKeown     Senior Vice President                           --
Kevin P. Robins         Senior Vice President                           --
Patrick K. Walsh        Senior Vice President                           --
Wayne M. Withrow        Senior Vice President                           --
Robert Aller            Vice President                                  --
John D. Anderson        Vice President & Managing Director              --
Timothy D. Barto        Vice President & Assistant Secretary            --
Robert Crudup           Vice President & Managing Director              --
Richard A. Deak         Vice President & Assistant Secretary            --
Scott W. Dellorfano     Vice President & Managing Director              --
Barbara Doyne           Vice President                                  --
Jeff Drennen            Vice President                                  --
Scott C. Fanatico       Vice President & Managing Director              --
James R. Foggo          Vice President  & Assistant Secretary           --
William E. Zitelli, Jr. Vice President & Assistant Secretary            --
Vic Galef               Vice President & Managing Director              --
Steven A. Gardner       Vice President & Managing Director              --
Lydia A. Gavalis        Vice President & Assistant Secretary            --
Greg Gettinger          Vice President & Assistant Secretary            --
Kathy Heilig            Vice President                                  --
Jeff Jacobs             Vice President                                  --
Samuel King             Vice President                                  --
John Kirk               Vice President & Managing Director              --
Kim Kirk                Vice President & Managing Director              --
John Krzeminski         Vice President & Managing Director              --
Paul Lonergan           Vice President & Managing Director              --
Ellen Marquis           Vice President                                  --
Christine M. McCullough   Vice President & Assistant Secretary          --
Carolyn McLaurin        Vice President & Managing Director              --
Mark Nagle              Vice President                                  --
Joanne Nelson           Vice President                                  --
Cynthia M. Parrish      Vice President & Secretary                      --
Rob Redican             Vice President                                  --
Maria Rinehart          Vice President                                  --
Steve Smith             Vice President                                  --
Daniel Spaventa         Vice President                                  --

Kathryn L. Stanton         Vice President                              --
Lori L. White              Vice President & Assistant Secretary        --
William E. Zitelli, Jr.    Vice President & Assistant Secretary        --

Item 28 Location of Accounts and Records

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29 Management Services.

Not applicable.

Item 30 Undertaking

Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 29th day of March, 2002.

                                            By:  /s/ Garrett F. Bouton
                                                 -------------------------
                                                 Garrett F. Bouton
                                                 President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                                            By:  /s/ Garret F. Bouton
                                                 ------------------------------
                                                 Garrett F. Bouton
                                                 Trustee and President
                                                 Date: March 29, 2002

                                                 ______________________________
                                                 John B. Carroll*
                                                 Trustee
                                                 Date: March 29, 2002

                                                 ______________________________
                                                 Richard K. Lyons*
                                                 Trustee
                                                 Date: March 29, 2002

                                                 ------------------------------
                                                 Nathan Most*
                                                 Trustee
                                                 Date: March 29, 2002

                                                 ______________________________
                                                 George G. C. Parker*
                                                 Trustee
                                                 Date: March 29, 2002

                                                 ______________________________
                                                 W. Allen Reed*
                                                 Trustee
                                                 Date: March 29, 2002


                                            *By:   /s/ W. John McGuire
                                                 ------------------------------
                                                 W. John McGuire
                                                 Attorney in fact
                                                 Date: March 29, 2002

Exhibit Number     Description

(a)                Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b)                Amended and Restated By-Laws is incorporated herein by

                   reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)                Not applicable

(d.1)              Investment Advisory Agreement between the Trust and Barclays

                   Global Fund advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2)              Schedule A to the Investment Advisory Agreement between the

                   Trust and Barclays Global Fund Advisors amended as of August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(e.1)              Distribution Agreement between the Trust and Investments

                   Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

 (e.2)             Exhibit A to the Distribution Agreement between the Trust and

                   Investments Distribution Company amended as of August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(e.3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(f)                Not applicable

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust amended as of August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(g.3) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust is incorporated herein by reference to exhibit (g.2) Post-Effective Amendment No. 2, filed May 12, 2000.

(g.4) Schedule A to the Securities Lending Agency Agreement as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(g.5) Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(h.3) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.4) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+

                   Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14, filed August 22, 2001.

(h.5)              Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for S&P Funds is incorporated herein by reference to exhibit (h.3.i) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.6)              Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for Dow Jones Funds is incorporated herein by reference to exhibit (h.3.ii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7)              Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for Russell Funds is incorporated herein by reference to exhibit (h.3.iii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.8) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.9)              Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.10)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares NASDAQ Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.11)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment

(i) Legal Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(j.1)              Not applicable


(j.2)              Power of Attorney dated February 28, 2002 is filed herewith.

(j.3)              Power of Attorney dated March 25, 2002 is filed herewith.


(k)                Not applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)                Not applicable

(n)                Not applicable

(o)                Not applicable

(p.i) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.ii) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.iii) Code of SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.